Concentration of risk (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2023 HKD ($)
Concentration Risk [Line Items]
Credit risk description	The RMB depreciated by 1.7% from December 31, 2022 to December 31, 2023 and depreciated by 9.2% from December 31, 2021 to December 31, 2022.
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	27.30%	19.70%	40.70%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member]
Concentration Risk [Line Items]
Concentration of credit risk		10.00%	23.60%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member]
Concentration Risk [Line Items]
Concentration of credit risk			11.70%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 4 [Member]
Concentration Risk [Line Items]
Concentration of credit risk			10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration of credit risk	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration of credit risk		12.60%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration of credit risk		10.90%
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	23.40%	48.50%	48.90%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	13.00%	18.20%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	10.20%	15.20%	20.80%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	12.30%	15.10%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk		14.60%
Customer 3 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk		12.90%
Customer 4 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk		11.20%
Credit Risk [Member]
Concentration Risk [Line Items]
Deposited financial institutions	$ 268,102	$ 140,681
Deposited insurance amount	64,000			$ 500,000
Credit Risk [Member] | China, Yuan Renminbi
Concentration Risk [Line Items]
Deposited insurance amount	500,000
Credit Risk [Member] | CHINA
Concentration Risk [Line Items]
Deposited insurance amount	77,000
Credit Risk [Member] | HONG KONG
Concentration Risk [Line Items]
Deposited financial institutions	$ 18,267	$ 33,407